INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 45,315	$ 9,615	$ 14,538
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax expense	$ 10,422	$ 2,211	$ 3,344
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	(5,610)	(1,701)	(2,973)
Non-deductible expenses	710	2,409	374
Tax adjustment in respect of different tax rate of foreign subsidiaries	226	228	397
Deferred taxes related to prior years	(922)	(1,576)	0
Previous years taxes	1,476	(147)
Change in valuation allowance	390	(2,097)	421
Other	(83)	63	82
Taxes on income	$ 6,609	$ (610)	$ 1,645
Benefit per ordinary share from "Preferred Enterprise"
Basic	$ 0.16	$ 0.06	$ 0.11
Diluted	$ 0.15	$ 0.06	$ 0.11